10. Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits
Employee Benefits

	2019	2018	2017
Wages and salaries	11,587	10,027	7,475
Social security costs	1,620	1,092	931
	13,207	11,119	8,406